Average Annual Total Returns - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2050 FUND	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	14.67%
5 Years	11.76%
Since Inception	9.20%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.16%
5 Years	11.04%
Since Inception	8.51%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.85%
5 Years	9.12%
Since Inception	7.26%
Inception Date	May 31, 2011
Institutional Shares
Average Annual Return:
1 Year	14.98%
5 Years	12.04%
Since Inception	9.48%
Inception Date	May 31, 2011